CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
CONTRACT LIABILITIES [abstract]
Schedule of contract liabilities
2018

At January 1	2,909
Recognized revenue in current period	(873)
At December 31	2,036
-Current	2,036